INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
Investments In Affiliated Companies

	December 31,
	2013	2012

Investment in Iluminage Beauty (1)	$24,720	$-
Investment in Juvenis Ltd. (Juvenis) (2)	-	1,000

	$24,720	$1,000

(1)
On December 9, 2013, based on the fair value method, the Company recorded an investment in Iluminage Beauty of $24,720, which represents the fair value of Iluminage Beauty's common stock held by the Company on the deconsolidation date. Refer to Note 4 and 1b1 for further details.

(2)	On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash.